Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Europe Dynamic Fund

(Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated May 3, 2019 to the

Summary Prospectus and Prospectus dated March 1, 2019, as supplemented

Effective immediately, footnote 2 to the Annual Fund Operating Expenses table in the Summary Prospectus and the Prospectus is deleted in its entirety and replaced with the following footnote:

2
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (other than certain money market fund fees as described below) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.84% of the average daily net assets of Class R6 Shares. This waiver is in effect through 9/30/19, at which time the adviser and/or its affiliates will determine whether such waiver will be renewed or revised. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. This waiver is in effect through 2/29/20, at which time it will be determined whether such waiver will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment in cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waiver does not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE

JPMorgan Europe Dynamic Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Europe Dynamic Fund

(Class R6 Shares)

(a series of JPMorgan Trust I)

Supplement dated May 3, 2019 to the

Summary Prospectus and Prospectus dated March 1, 2019, as supplemented

Effective immediately, footnote 2 to the Annual Fund Operating Expenses table in the Summary Prospectus and the Prospectus is deleted in its entirety and replaced with the following footnote:

2
The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses (other than certain money market fund fees as described below) dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.84% of the average daily net assets of Class R6 Shares. This waiver is in effect through 9/30/19, at which time the adviser and/or its affiliates will determine whether such waiver will be renewed or revised. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. This waiver is in effect through 2/29/20, at which time it will be determined whether such waiver will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment in cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waiver does not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUS AND PROSPECTUS

FOR FUTURE REFERENCE